INCOME TAX - Income tax expense (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
INCOME TAX
Current income tax provision (benefit)	¥ (98,338)	$ (15,228)	¥ 282,322	¥ 398,477
Deferred income tax benefit	(425,913)	(65,952)	0	0
Provision (benefit) for income tax	¥ (524,251)	$ (81,180)	¥ 282,322	¥ 398,477